Fair Value Measurement	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 9:	FAIR VALUE MEASUREMENT

FASB ASC No. 820, “Fair Value Measurements and Disclosures” defines fair value, establishes a framework for measuring fair value. Fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company measures its foreign currency derivative contracts. Derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, accounts receivable, and trade payables approximates their fair value, due to the short-term maturities of such instruments.

The following table presents assets and liabilities measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019 :

	December 31, 2019	June 30, 2020
		Unaudited
	Fair value measurement using input Level 2

Other receivables and prepaid expenses

Derivative instruments	$-	$607

Total assets	$-	$607

Other accrued expenses

Derivative instruments	$(67)	$-

Total liabilities	$(67)	$-